Colony Credit - Assets, Liabilities and Noncontrollin ginterests of the CLNY Investment Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 31, 2018
Liabilities
Debt	$ 1,100,000
CLNY Contributed Portfolio | Discontinued Operations, Disposed of by Means Other than Sale
Assets
Cash and cash equivalents		$ 99,883
Restricted cash		41,270
Real estate		219,748
Loans receivable		1,287,994
Investments in unconsolidated ventures		208,738
Deferred leasing costs and intangible assets		10,831
Other assets		25,755
Total assets held for sale		1,894,219
Liabilities
Debt		379,927
Accrued and other liabilities		41,318
Total liabilities related to assets held for sale		421,245
Noncontrolling interests		395,274
Equity attributable to Colony Capital, Inc.		1,077,700
CLNY Contributed Portfolio | Discontinued Operations, Disposed of by Means Other than Sale | Noncontrolling Interests in Investment Entities
Liabilities
Noncontrolling interests		330,980
CLNY Contributed Portfolio | Discontinued Operations, Disposed of by Means Other than Sale | Noncontrolling Interests in Operating Company
Liabilities
Noncontrolling interests		$ 64,294